Business acquisitions and development projects	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business acquisitions and development projects
Business acquisitions and development projects

(a)	Agreement to acquire the noncontrolling interest in U.S. Wind farms
On November 28, 2013, APCo entered into an agreement to acquire the 40% interest in Wind Portfolio SponsorCo, LLC ("SponsorCo") from Gamesa Corporación Tecnológica, S.A. for approximately U.S. $117,000. SponsorCo indirectly holds the interests in Sandy Ridge, Senate and Minonk Wind acquired in 2012. The transaction will result in the elimination of the noncontrolling interest in respect of the Class B partnership units of SponsorCo including its portion of Accumulated other comprehensive income and resulting tax effect. Any difference with the consideration paid will be recorded as Additional paid-in capital.

3.	Business acquisitions and development projects (continued)

(b)	Acquisition of New England Gas System
On December 20, 2013, Liberty Utilities acquired certain regulated natural gas distribution utility assets (the “New England Gas System”) located in the State of Massachusetts. Total purchase price for the New England Gas System, net of the debt assumed, is approximately U.S. $59,100, subject to certain working capital and other closing adjustments.
The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed at the acquisition date:

Cash	$76
Working capital	8,175
Property, plant and equipment	84,636
Regulatory assets	47,644
Other assets	1,197
Long term debt (including current portion)	(25,836)
Regulatory liabilities	(15,969)
Pension and OPEB	(25,360)
Environmental obligation	(10,225)
Deferred income tax liability, net	(1,217)
Total net assets acquired	$63,121

Due to the timing of the acquisition, the Company has not completed the fair value measurements of the assets acquired and liabilities assumed. The determination of the fair value has been based upon management’s preliminary estimates of final closing adjustments, certain estimates and assumptions with respect to the fair values of the assets acquired and liabilities assumed. The Company will continue to review information and perform further analysis prior to finalizing the fair value of the consideration paid and the fair value of the assets acquired and liabilities assumed. The actual fair values of the assets acquired and liabilities assumed may differ from the amounts above.
Property, plant and equipment are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight line method. The weighted average useful life of New England Gas System assets is 55 years.
All costs related to the acquisition have been expensed through the consolidated statements of operations.
New England Gas System contributed revenue of $3,582 and net earnings of $1,153 to the Company’s consolidated financial results for 2013. Pro forma financial information is disclosed in note 3(f).

3.	Business acquisitions and development projects (continued)

(c)	Acquisition of Peach State Gas System
On April 1, 2013 Liberty Utilities acquired certain regulated natural gas distribution utility assets (the “Peach State Gas System”) located in the State of Georgia. The total purchase price for the Peach State Gas System adjusted for certain working capital and other closing adjustments, is approximately $155,578 (U.S. $153,000).
The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$9,605
Property, plant and equipment	141,983
Goodwill	12,226
Deferred income tax asset, net	1,992
Derivative asset	231
Regulatory liabilities	(3,807)
Other liabilities	(1,853)
Pension and OPEB	(4,615)
Derivative liabilities	(184)
Total net assets acquired	$155,578

The Company has not completed the fair value measurement of the assets acquired and liabilities assumed, particularly that of certain executory contracts. The determination of the fair value has been based upon management’s preliminary estimates and assumptions with respect to the fair values of the assets acquired and liabilities assumed. The Company will continue to review information and perform further analysis prior to finalizing the fair value of the consideration paid and the fair value of the assets acquired and liabilities assumed. The actual fair values of the assets acquired and liabilities assumed may differ from the amounts above.
Goodwill represents the excess of the fair value of the consideration paid over the fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include expected future cash flows, potential operational synergies, the utilization of technology, and cost savings opportunities in the delivery of certain shared administrative and other services. The goodwill related to the Peach State Gas System has been reported under the Liberty Utilities (East) segment.
Property, plant and equipment are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight line method. The weighted average useful life of the Peach State Gas System assets is 55 years.
All costs related to the acquisition have been expensed through the consolidated statements of operations.
Peach State Gas System contributed revenue of $37,889 and net earnings of $5,692 to the Company’s consolidated financial results for 2013. Pro forma financial information is disclosed in note 3(f).

3.	Business acquisitions and development projects (continued)

(d)	Acquisition of Pine Bluff Water System
On February 1, 2013, Liberty Utilities acquired United Water Arkansas Inc. a regulated water distribution utility (the “Pine Bluff Water System”) located in Pine Bluff, Arkansas. Total purchase price for the Pine Bluff Water System, adjusted for certain working capital and other closing adjustments, is approximately $27,858 (U.S. $27,934).
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date. The determination of the fair value of assets and liabilities acquired is based upon management’s estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed.

Cash	$8
Working capital	766
Property, plant and equipment	28,371
Regulatory assets	957
Goodwill	5,034
Other liabilities	(169)
Regulatory liabilities	(135)
Pension and OPEB	(4,277)
Deferred income tax liability, net	(2,697)
Total net assets acquired	$27,858

Goodwill represents the excess of the fair value of the consideration paid over the fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include expected future cash flows, potential operational synergies, the utilization of technology, and cost savings opportunities in the delivery of certain shared administrative and other services. The goodwill related to the Pine Bluff Water System has been reported under the Liberty Utilities (Central) segment.
Property, plant and equipment are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight line method. The weighted average useful life of the Pine Bluff Water System assets is 40 years.
All costs related to the acquisition have been expensed through the consolidated statements of operations.
Pine Bluff Water System contributed revenue of $8,708 and net earnings of $1,894 to the Company’s consolidated financial results for 2013. The disclosure of pro forma revenue and earnings has been deemed immaterial.

3.	Business acquisitions and development projects (continued)

(e)	Acquisition of Shady Oaks Wind Facility
Effective January 1, 2013, APCo acquired the 109.5 megawatt (“MW”) Shady Oaks wind powered generating facility (“Shady Oaks Wind Facility”) by assuming the existing long-term debt of approximately U.S. $150,000 for no additional cash. The purchase agreement provides for final purchase price adjustments based on working capital at the acquisition date, energy generated by the project and basis differences between the relevant node and hub prices.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date. The determination of the fair value is based upon management’s estimates and assumptions with respect to the fair value of the assets acquired and liabilities assumed.

Cash	$4,682
Working capital	(846)
Property, plant and equipment	144,243
Deferred tax asset	2,519
Long term debt (including current portion)	(149,235)
Asset retirement obligation	(1,363)
Total net assets acquired	$—
Property, plant and equipment are amortized on a straight line basis over the lives of the assets, which have a weighted average useful life of 37 years.
Shady Oaks Wind Facility earns revenue from the sale of electricity and renewable energy credits and from capacity payments. Shady Oaks Wind Facility recognizes revenue from the sale of electricity and renewable energy credits (“RECs”) based upon the output delivered at rates specified under a long-term power purchase agreement with Commonwealth Edison Company (“ComEd”). Shady Oaks Wind Facility has contracted to sell approximately 310,000 MW hours of electricity (and associated RECs) to ComEd each year, commencing June 1, 2012, under this long-term power purchase agreement. On March 29, 2013, ComEd issued curtailment notice reducing the annual contract quantity for the delivery year from June 1, 2013 to May 31, 2014 to 252,617 MW hours. Electricity and associated renewable energy credits not sold to ComEd will be sold into wholesale electric markets.
Shady Oaks Wind Facility contributed revenue of $17,472 and net earnings of $3,297 to APUC’s consolidated financial results for 2013. The disclosure of pro forma revenue and earnings has been deemed impracticable as Shady Oaks Wind Facility being a newly constructed wind power generation facility only achieved commercial operations in the second half of 2012 and therefore had little operations prior to the acquisition by APCo.
All costs related to the acquisition have been expensed in the consolidated statements of operations.

3.	Business acquisitions and development projects (continued)

(f)	Pro forma information
The supplemental pro forma financial information below was prepared using the acquisition method of accounting and is based on the historical financial information of APUC, New England Gas System and Peach State Gas System reflecting results of operations for 2013 and 2012 on a comparative basis as though the aforementioned companies were combined as of January 1, 2012. The acquiree’s pre-acquisition results have been added to APUC’s historical results, and the totals have been adjusted for the pro forma effects of acquisition-related costs, interest expense related to the financing of the business combinations, and related income taxes.

Pro forma	2013	2012
Total revenue from continuing operations	$760,394	$464,182
Net earnings from continuing operations	59,698	28,103
Basic net earnings from continuing operations per share	0.32	0.13
Diluted net earnings from continuing operations per share	0.32	0.13

The above unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what the results would have been had the acquisition closed on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.

(g)	Acquisition of New Hampshire Electric and Gas Systems
In 2013, the Company received additional information which was used to refine the estimates for fair value of assets acquired and liabilities assumed on July 3, 2012 for the New Hampshire electric and gas utilities. The carrying value of those assets and liabilities were retrospectively adjusted to the amounts detailed in the table below. As a result, the total consideration was reduced by $9,216, working capital acquired was reduced by $9,869 and goodwill was increased by $957.

	Granite State	EnergyNorth	Total
Cash	$395	$—	$395
Restricted cash	3,252	—	3,252
Working capital	1,916	15,420	17,336
Property, plant and equipment	86,935	256,305	343,240
Regulatory assets	31,683	87,126	118,809
Deferred financing	31	—	31
Other assets	—	83	83
Goodwill	—	28,537	28,537
Customer deposits	(661)	(962)	(1,623)
Long-term debt	(15,188)	—	(15,188)
Other long-term liabilities	(1,468)	(3,287)	(4,755)
Advances in aid of construction	—	(86)	(86)
Derivative liabilities	—	(2,598)	(2,598)
Regulatory liabilities	(5,533)	(27,456)	(32,989)
Pension and OPEB	(19,108)	(29,197)	(48,305)
Environmental obligation	—	(54,431)	(54,431)
Deferred income tax liabilities, net	—	(61,484)	(61,484)
Total net assets acquired	$82,254	$207,970	$290,224

3.	Business acquisitions and development projects (continued)

(h)	Acquisition of solar energy project
On January 4, 2012, APCo acquired rights to develop a 10 MWac solar project located near Cornwall, Ontario which has been granted a Feed-in-Tariff contract by the Ontario Power Authority for a 20 year term at a rate of $443/MWh. The consideration for the development rights is $4,500 plus additional contingent consideration of $3,500 based on achieving certain construction milestones. As at December 31, 2013, the Company has paid a total of $3,000 based on achieved milestones. The transaction has been recorded as a purchase of intangible assets. In addition, as at December 31, 2013, the Company has invested $33,259 in the development and construction of the solar energy project which is recorded as property, plant and equipment.

(i)	Acquisition of noncontrolling interest in Calpeco Electric System
On December 21, 2012, APUC acquired the 49.999% interest in Calpeco Electric System from Emera Inc.(“Emera”) that it did not previously hold for $38,756 which was funded by the proceeds of common share subscription receipts (note 15(a)(ii)). The impact on the Company’s consolidated balance sheet was as follows:

2012
Elimination of noncontrolling interest (net of intercompany balance of $1,297 with Emera)	$33,726
Noncontrolling interest portion of currency translation adjustment transferred to AOCI	1,397
Accumulated deficit	3,633
Exercise of subscription receipts	$38,756

During the third quarter of 2013, the Company completed the tax filings in connection with the acquisition of Emera’s noncontrolling interest in Calpeco Electric System and identified an adjustment to the deferred tax balance.   The $3,649 deferred tax adjustment identified has been recorded in the current period as an adjustment to accumulated deficit consistent with the accounting for the acquisition of the noncontrolling interest.